Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2021 USD ($) Customer shares	Dec. 31, 2020 USD ($) Customer shares	Dec. 31, 2019 USD ($) Customer shares
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage		100.00%
Number of customers accounted for 10% or more sales | Customer		2	1	2
Depreciation and amortization of property & equipment		$ 17,160	$ 13,562	$ 12,447
Evaluation of tax benefits realized upon settlement		50.00%
Gain loss on disposal of subsidary			(293)	$ 12,409
Dialogue Semiconductor PLC [Member] | FCI
Significant Accounting Policies [Line Items]
Disposal group discontinued operation consideration receivable	$ 54,000
Gain loss on disposal of subsidary	12,409
Disposal group discontinued operations net asset value	$ 39,367
Restricted assets net			$ 5,400
Escrow Deposit		$ 5,400
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period		3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period		1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		76.00%	71.00%	74.00%
Net sales | Customers accounted for 10% or more | Two Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		36.00%	24.00%	31.00%
Employee Stock Option And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares		563,000	489,000	475,000
Employee Stock Option And Restricted Stock Units [Member] | American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares		141	123	119
Development technology | Minimum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		3 years 6 months
Development technology | Maximum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		4 years 6 months
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years